UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $2,195,021 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    66286  2360600 SH       SOLE                  2360600        0        0
AVALONBAY CMNTYS INC           COM              053484101    72196   552800 SH       SOLE                   552800        0        0
BOSTON PROPERTIES INC          COM              101121101    67449   677200 SH       SOLE                   677200        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    31109   953100 SH       SOLE                   953100        0        0
CREXUS INVT CORP               COM              226553105    10320   994200 SH       SOLE                   994200        0        0
CROWN CASTLE INTL CORP         COM              228227104    50772  1133300 SH       SOLE                  1133300        0        0
D R HORTON INC                 COM              23331A109   136986 10863300 SH       SOLE                 10863300        0        0
ESSEX PPTY TR INC              COM              297178105    63468   451700 SH       SOLE                   451700        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103    22918  1525800 SH  PUT  SOLE                  1525800        0        0
HOME DEPOT INC                 COM              437076102   131278  3122700 SH       SOLE                  3122700        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    99347  6726300 SH       SOLE                  6726300        0        0
HUDSON PAC PPTYS INC           COM              444097109    11690   825600 SH       SOLE                   825600        0        0
HYATT HOTELS CORP              COM CL A         448579102    26856   713500 SH       SOLE                   713500        0        0
ISHARES TR                     DJ US REAL EST   464287739   113267  1993800 SH  PUT  SOLE                  1993800        0        0
KILROY RLTY CORP               COM              49427F108    40248  1057200 SH       SOLE                  1057200        0        0
LOWES COS INC                  COM              548661107    47032  1853100 SH       SOLE                  1853100        0        0
LOWES COS INC                  COM              548661107    22459   884900 SH  PUT  SOLE                   884900        0        0
MACERICH CO                    COM              554382101   199404  3940800 SH       SOLE                  3940800        0        0
MACK CALI RLTY CORP            COM              554489104    30520  1143500 SH       SOLE                  1143500        0        0
MACYS INC                      COM              55616P104     8792   273200 SH       SOLE                   273200        0        0
MARRIOTT INTL INC NEW          CL A             571903202    40844  1400200 SH       SOLE                  1400200        0        0
MERITAGE HOMES CORP            COM              59001A102    23002   991900 SH       SOLE                   991900        0        0
MFA FINANCIAL INC              COM              55272X102    61600  9166600 SH       SOLE                  9166600        0        0
NVR INC                        COM              62944T105   103836   151365 SH       SOLE                   151365        0        0
POST PPTYS INC                 COM              737464107    45281  1035700 SH       SOLE                  1035700        0        0
RYLAND GROUP INC               COM              783764103    45554  2890500 SH       SOLE                  2890500        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    73281  1705800 SH       SOLE                  1705800        0        0
SHERWIN WILLIAMS CO            COM              824348106    45858   513700 SH       SOLE                   513700        0        0
SIMON PPTY GROUP INC NEW       COM              828806109   116525   903717 SH       SOLE                   903717        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    21587   450000 SH  PUT  SOLE                   450000        0        0
STARWOOD PPTY TR INC           COM              85571B105    36598  1977200 SH       SOLE                  1977200        0        0
SUNRISE SENIOR LIVING INC      COM              86768K106     6461   997000 SH       SOLE                   997000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    44100  5411000 SH       SOLE                  5411000        0        0
TAUBMAN CTRS INC               COM              876664103    50307   810100 SH       SOLE                   810100        0        0
TERRENO RLTY CORP              COM              88146M101     3785   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    53570  2623400 SH       SOLE                  2623400        0        0
VENTAS INC                     COM              92276F100   150940  2737891 SH       SOLE                  2737891        0        0
WEYERHAEUSER CO                COM              962166104    19495  1044200 SH       SOLE                  1044200        0        0